Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 25, 2012	Sep. 04, 2012	Jun. 12, 2012	Mar. 20, 2012	Dec. 27, 2011	Sep. 06, 2011	Jun. 14, 2011	Mar. 22, 2011	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Income (loss) from continuing operations	$ 7,840	$ (1,794)	$ 3,628	$ 4,899	$ 6,747	$ (921)	$ 1,097	$ 2,724	$ 14,573	$ 9,647	$ 8,757
Discontinued operations, net of income tax benefit									(819)	(674)	(27)
Net income (loss)	$ 7,564	$ (2,422)	$ 3,626	$ 4,986	$ 7,032	$ (1,836)	$ 1,034	$ 2,743	$ 13,754	$ 8,973	$ 8,730
Shares:
Weighted average number of common shares outstanding	23,795,000	20,826,000	17,995,000	17,995,000					20,432,579	17,994,667	17,994,667
Dilutive shares
Total Diluted Shares	23,795,000	20,826,000	17,995,000	17,995,000					20,432,579	17,994,667	17,994,667
Basic and diluted income (loss) per common share:
Continuing operations					$ 0.38	$ (0.05)	$ 0.06	$ 0.15	$ 0.71	$ 0.54	$ 0.49
Discontinued operations					$ 0.01	$ (0.05)			$ (0.04)	$ (0.04)	$ 0.00
Basic and diluted income (loss) per share					$ 0.39	$ (0.10)	$ 0.06	$ 0.15	$ 0.67	$ 0.50	$ 0.49